Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial liabilities at fair value through profit or loss [abstract]
Derivative Financial Liabilities FVTPL

	December 31, 2024	December 31, 2023
Foreign Currency Forwards (1)	3,858,635	4,671,486
TOTAL	3,858,635	4,671,486
(1)The notional amounts are disclosed in note 5.2.
Trading Liabilities FVTPL

	December 31, 2024	December 31, 2023
Short sold positions	—	22,495,621
TOTAL	—	22,495,621